Related party balances and transactions - Principal transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 MXN ($)
Related party balances and transactions
Intangible assets other than goodwill	$ 435,816		$ 7,648,417	$ 6,513,514	$ 8,566,656
Technical assistance fees	8,781	$ 172,610	135,074	117,987
Administrative services	28,649	563,151	587,917	642,345
Major maintenance provision	12,649	248,636	291,038	262,871
Interest income	$ 9,874	194,091	127,290	199,600
Related parties
Related party balances and transactions
Technical assistance fees		172,610	135,074	117,987
Administrative services		68,807	66,783	51,950
Lease's revenues		258
Related parties | Hotel
Related party balances and transactions
Capital Investment				340
Related parties | Industrial warehouse
Related party balances and transactions
Capital Investment		94,938	46,172	103,235
Related parties | Platform
Related party balances and transactions
Major maintenance provision		46,889	10,405
Iimprovements to concessioned assets				$ 21,694
Related parties | Runway
Related party balances and transactions
Major maintenance provision		226
Related parties | Terminal
Related party balances and transactions
Iimprovements to concessioned assets		306,665	$ 210,098
Related parties | Rain channel
Related party balances and transactions
Iimprovements to concessioned assets		$ 5,956